UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:

/s/ Eliav Assouline           New York, New York            November 14, 2012
--------------------        ------------------------      -------------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:    $1,286,284
                                          (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1) 28-11700                        Axial Capital, LP

(2) 28-14501                        Axial Capital Master, L.P.

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

                                                   FORM 13F INFORMATION TABLE
                                                  Axial Capital Management LLC
                                                       September 30, 2012


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION     MNGRS    SOLE   SHARED  NONE
APOLLO GROUP INC              CL A              037604105    5,081    174,900     PUT   SHARED/DEFINED  1, 2    174,900  0         0
CATERPILLAR INC DEL           COM               149123101   51,865    602,800     PUT   SHARED/DEFINED  1, 2    602,800  0         0
COMCAST CORP NEW              CL A SPL          20030N200    5,581    160,317 SH        SHARED/DEFINED  1, 2          0  0   160,317
COVANTA HLDG CORP             COM               22282E102   30,104  1,754,302 SH        SHARED/DEFINED  1, 2  1,754,302  0         0
CUMMINS INC                   COM               231021106    5,809     63,000     PUT   SHARED/DEFINED  1, 2     63,000  0         0
ELECTRONICS FOR IMAGING INC   COM               286082102    4,300    258,740 SH        SHARED/DEFINED  1, 2    258,740  0         0
FASTENAL CO                   COM               311900104   32,092    746,500     PUT   SHARED/DEFINED  1, 2    746,500  0         0
GAMESTOP CORP NEW             CL A              36467W109    4,041    192,444 SH        SHARED/DEFINED  1, 2    192,444  0         0
GOOGLE INC                    CL A              38259P508   13,054     17,301 SH        SHARED/DEFINED  1, 2     17,301  0         0
GRAINGER W W INC              COM               384802104   21,629    103,800     PUT   SHARED/DEFINED  1, 2    103,800  0         0
GRAND CANYON ED INC           COM               38526M106    2,798    118,900     PUT   SHARED/DEFINED  1, 2    118,900  0         0
GRIFOLS S A                   SP ADR REP B NVT  398438408   11,344    496,910 SH        SHARED/DEFINED  1, 2    496,910  0         0
ISHARES TR                    RUSSELL 2000      464287655  156,289  1,873,072 SH        SHARED/DEFINED  1, 2  1,873,072  0         0
LKQ CORP                      COM               501889208   11,488    621,798 SH        SHARED/DEFINED  1, 2    621,798  0         0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105    8,256    199,034 SH        SHARED/DEFINED  1, 2    199,034  0         0
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107    7,015    420,843 SH        SHARED/DEFINED  1, 2    420,843  0         0
OI S.A.                       SPN ADR REP PFD   670851203    1,021    253,989 SH        SHARED/DEFINED  1, 2    253,989  0         0
PSS WORLD MED INC             COM               69366A100   10,824    475,140 SH        SHARED/DEFINED  1, 2    475,140  0         0
QLT INC                       COM               746927102   69,059  8,865,036 SH        SHARED/DEFINED  1, 2  8,865,036  0         0
RACKSPACE HOSTING INC         COM               750086100    6,787    102,700     PUT   SHARED/DEFINED  1, 2    102,700  0         0
SEMGROUP CORP                 CL A              81663A105   11,284    306,215 SH        SHARED/DEFINED  1, 2    306,215  0         0
SOUFUN HLDGS LTD              ADR               836034108      475     29,977 SH        SHARED/DEFINED  1, 2     29,977  0         0
SPDR S&P 500 ETF TR           TR UNIT           78462F103  782,626  5,436,032 SH        SHARED/DEFINED  1, 2  5,436,032  0         0
TEMPUR PEDIC INTL INC         COM               88023U101    2,872     96,080 SH        SHARED/DEFINED  1, 2     96,080  0         0
TIBCO SOFTWARE INC            COM               88632Q103   12,593    416,642 SH        SHARED/DEFINED  1, 2    416,642  0         0
TIVO INC                      COM               888706108    2,553    244,768 SH        SHARED/DEFINED  1, 2    244,768  0         0
WYNN RESORTS LTD              COM               983134107   15,446    133,800     PUT   SHARED/DEFINED  1, 2    133,800  0         0



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